American Century International Bond Funds

PROSPECTUS SUPPLEMENT

Supplement dated December 29, 2006 * Prospectus dated May 1, 2006

EFFECTIVE JANUARY 1, 2007, THE FOLLOWING REPLACES THE PORTFOLIO MANAGERS SECTION
ON PAGE 12 OF THE PROSPECTUS.

THE PORTFOLIO MANAGER

JPMIM employs a portfolio manager to manage the fund. The portfolio manager regularly reviews portfolio holdings and buys and sells securities for the fund as he sees fit, guided by the fund's investment objective and strategy.

The portfolio manager who is primarily responsible for the day-to-day management of the fund is identified below.

JON B. JONSSON

Mr. Jonsson, Vice President and Head of Global Short Duration and London Broad
Market Portfolio Management, has been a member of the team that manages
International Bond since August 2006. He joined J.P. Morgan in 1998 and became a portfolio manager in 2001. He has a bachelor's degree in applied mathematics from the University of Iceland and a master's degree with specialization in financial engineering from New York University's Stern School of Business.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52843 0612

American Century International Bond Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated December 29, 2006 * Statement of Additional Information dated
May 1, 2006

EFFECTIVE JANUARY 1, 2007, THE FOLLOWING TABLE REPLACES THE OTHER ACCOUNTS
MANAGED TABLE ON PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION.

OTHER ACCOUNTS MANAGED (AS OF AUGUST 1, 2006)(1)

                                 REGISTERED     OTHER POOLED
                                 INVESTMENT     INVESTMENT        OTHER
                                 COMPANIES      VEHICLES          ACCOUNTS
--------------------------------------------------------------------------------
International Bond
--------------------------------------------------------------------------------
Jon B.       Number of Other     0              4(2)             15(2)
Jonsson(1)   Accounts Managed
             -------------------------------------------------------------------
             Assets in Other     N/A            $4.148 billion   $4.636 billion
             Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. JONSSON BECAME A PORTFOLIO MANAGER ON THE FUND IN AUGUST 2006.
     INFORMATION IS PROVIDED AS OF AUGUST 1, 2006.

(2)  ONE OF THE FOUR OTHER POOLED INVESTMENT VEHICLES, TOTALING $31.7
     MILLION IN ASSETS, AND ONE OF THE FIFTEEN OTHER ACCOUNTS, TOTALING $783.8
     MILLION IN ASSETS, HAVE ADVISORY FEES THAT ARE BASED ON THE PERFORMANCE OF
     THE ACCOUNT.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES SECTION ON PAGE 31 OF THE
STATEMENT OF ADDITIONAL INFORMATION.

As of August 1, 2006, Jon B. Jonsson did not beneficially own shares of the fund.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52845 0612